Lease - Schedule of Operating Lease (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Leases [Abstract]
Operating lease cost	$ 4,667
Short-term lease cost	799
Variable lease cost	262
Total net lease costs	$ 5,728